Stock-Based Compensation Plans	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans

7. Stock-Based Compensation Plans.

The Company has two Stock Option Plans (the 2000 Stock Option Plan and the 2006 Stock Option Plan) under which options for shares of common stock were granted to directors, officers and key employees. The 2006 plan permits the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units, or stock awards. The options awarded under the plans have similar characteristics. All stock options are non-qualified and expire ten years from the date of grant. Stock based compensation awarded to directors, officers and employees are exercisable immediately or become exercisable in cumulative installments of 20% or 25% at the end of each year following the date of grant. When stock options are exercised the Company issues new shares after receipt of exercise proceeds and taxes due, if any, from the grantee. In February 2006, 15,960 shares of restricted stock were granted subject to forfeiture restrictions, tied to continued employment that lapsed 25% annually beginning on January 1, 2007 and were fully vested on January 1, 2010. The number of common shares available for future issuance was 603,560 at September 30, 2012.

The Company utilizes the Black-Scholes valuation model for estimating fair value of stock compensation for options awarded to officers and employees. Each grant is evaluated based upon assumptions at the time of grant. The assumptions were no dividend yield, expected volatility between 37% and 53%, risk-free interest rate of .4% to 4.9% and expected life of 3.0 to 7.0 years.

The dividend yield of zero is based on the fact that the Company does not pay cash dividends and has no present intention to pay cash dividends. Expected volatility is estimated based on the Company’s historical experience over a period equivalent to the expected life in years. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate at the date of grant with a term consistent with the expected life of the options granted. The expected life calculation is based on the observed and expected time to exercise options by the employees.

The Company recorded the following stock compensation expense in its consolidated statement of income (in thousands):

	Years Ended September 30
	2012	2011	2010
Stock option grants	$381	370	402
Restricted stock awards granted in 2006	-	-	48
Annual non-employee Director stock award	320	334	354
	$701	704	804

A summary of changes in outstanding options is presented below:

				Weighted
		Weighted	Weighted	Average
	Number	Average	Average	Grant Date
	of	Exercise	Remaining	Fair Value
Options	Shares	Price	Term (yrs)	(000	's)

Outstanding at
October 1, 2009	713,790	$12.23	4.5	$4,246
Granted	27,210	$32.16		$349
Exercised	(107,100)	$6.83		$389
Forfeited	-	$-
Outstanding at
September 30, 2010	633,900	$14.00	4.1	$4,206
Granted	29,160	$25.60		$293
Exercised	(54,035)	$9.95		$274
Forfeited	(3,000)	$5.84		$9
Outstanding at
September 30, 2011	606,025	$14.96	3.5	$4,216
Granted	31,690	$22.25		$281
Exercised	(153,505)	$8.62		$705
Forfeited	(3,000)	$5.78		$10
Outstanding at
September 30, 2012	481,210	$17.52	3.8	$3,782
Exercisable at
September 30, 2012	410,766	$16.18	3.0	$3,035
Vested during
twelve months ended
September 30, 2012	35,574			$370

The following table summarizes information concerning stock options outstanding at September 30, 2012:

		Weighted	Weighted
	Shares	Average	Average
Range of Exercise	under	Exercise	Remaining
Prices per Share	Option	Price	Life (years)
Non-exercisable:
$18.01 - $27.00	58,618	24.01	8.2
$27.01 - $32.16	11,826	32.16	7.2
	70,444	$25.38	8.0
Exercisable:
$ 5.75 - $ 8.00	6,000	7.92	.2
$ 8.01 - $12.00	162,000	10.14	1.3
$12.01 - $18.00	117,150	14.77	2.3
$18.01 - $27.00	80,232	23.27	6.0
$27.01 - $32.16	45,384	29.90	6.2
	410,766	$16.18	3.0
Total	481,210	$17.52	3.8

The aggregate intrinsic value of exercisable in-the-money options was $4,900,000 and the aggregate intrinsic value of outstanding in-the-money options was $5,126,000 based on the market closing price of $27.88 on September 28, 2012 less exercise prices. Gains of $2,114,000 were realized by option holders during the twelve months ended September 30, 2012. The realized tax benefit from options exercised for the twelve months ended September 30, 2012 was $811,000. Total compensation cost of options granted but not yet vested as of September 30, 2012 was $598,000, which is expected to be recognized over a weighted-average period of 2.9 years.

A summary of changes in restricted stock awards is presented below:

				Weighted
		Weighted	Weighted	Average
	Number	Average	Average	Grant Date
	of	Exercise	Remaining	Fair Value
Restricted stock	Shares	Price	Term (yrs)	(000	's)

Outstanding at
September 30, 2009	7,650	$21.23	0.3	$163
Granted	-	$-		$-
Vested	(7,530)	$21.22		$160
Forfeited	(120)	$22.03		$3
Outstanding at
September 30, 2010	-	$-	-	$-